Short-term and Long-term borrowings - Contractual obligations (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Contractual obligation fiscal year maturity
Less than 1 year	¥ 6,262,209	$ 907,935	¥ 7,185,665
1 - 2 years	33,979,547	4,926,571	35,588,502
2 - 3 years	32,585,427	4,724,443	34,186,806
3 - 4 years	31,206,419	4,524,505	32,733,923
4 - 5 years	29,827,410	4,324,568	31,296,790
Greater than 5 years			29,859,658
Total	¥ 133,861,012	$ 19,408,022	¥ 170,851,344